Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Transactions and with Related Parties
	Year ended December 31
	2013	2014	2015
Revenues from sales and services (C)	1,156	1,158	-

Operation costs	312	64	12

Management and consulting fees to shareholders (D)	398	660	530

Purchases of fixed asset	1	-	-

Schedule Of Balances With Related Party
	December 31 2013	December 31 2014	December 31 2015
Trade receivables	216	117	-

Other payables	(154)	(148)	(100)